Fair value of financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure of fair value of financial instruments [Abstract]
Disclosure of fair value of financial instruments [text block]
26.	Fair value of financial instruments

The Bank determines the fair value of its financial instruments using the fair value hierarchy established in IFRS 13 - Fair Value Measurements and Disclosure, which requires the Bank to maximize the use of observable inputs (those that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market information obtained from sources independent of the reporting entity) and to minimize the use of unobservable inputs (those that reflect the reporting entity’s own assumptions about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances) when measuring fair value. Fair value is used on a recurring basis to measure assets and liabilities in which fair value is the primary basis of accounting. Additionally, fair value is used on a non-recurring basis to assess assets and liabilities for impairment or for disclosure purposes. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Bank uses some valuation techniques and assumptions when estimating fair value. The Bank applied the following fair value hierarchy:

Level 1 – Assets or liabilities for which an identical instrument is traded in an active market, such as publicly-traded instruments or futures contracts.

Level 2 – Assets or liabilities valued based on observable market data for similar instruments, quoted prices in markets that are not active; or other observable inputs that can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 – Assets or liabilities for which significant valuation inputs are not readily observable in the market; instruments measured based on the best available information, which might include some internally-developed data, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities that are required or permitted to be recorded at fair value, the Bank considers the principal or most advantageous market in which it would transact and considers the inputs that market participants would use when pricing the asset or liability. When possible, the Bank uses active markets and observable prices to value identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Bank uses observable market information for similar assets and liabilities. However, certain assets and liabilities are not actively traded in observable markets and the Bank must use alternative valuation techniques to determine the fair value measurement. The frequency of transactions, the size of the bid-ask spread and the size of the investment are factors considered in determining the liquidity of markets and the relevance of observed prices in those markets.

When there has been a significant decrease in the valuation of the financial asset or liability, or in the level of activity for a financial asset or liability, the Bank uses the present value technique which considers market information to determine a representative fair value in usual market conditions.

Recurring valuation
:

A description of the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such assets and liabilities under the fair value hierarchy is presented below:

Financial instruments at FVTPL and FVOCI

Financial instruments at FVTPL are carried at fair value, which is based upon quoted prices when available, or if quoted market prices are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

Financial instruments at FVOCI are carried at fair value, based on quoted market prices when available, or if quoted market prices are not available, based on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

When quoted prices are available in an active market, financial instruments at FVOCI and financial instruments at FVTPL are classified in level 1 of the fair value hierarchy. If quoted market prices are not available or they are available in markets that are not active, then fair values are estimated based upon quoted prices for similar instruments, or where these are not available, by using internal valuation techniques, principally discounted cash flows models. Such securities are classified within levels 2 and 3 of the fair value hierarchy.

Derivative financial instruments

The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. Exchange-traded derivatives that are valued using quoted prices are classified within level 1 of the fair value hierarchy.

For those derivative contracts without quoted market prices, fair value is based on internal valuation techniques using inputs that are readily observable and that can be validated by information available in the market. The principal technique used to value these instruments is the discounted cash flows model and the key inputs considered in this technique include interest rate yield curves and foreign exchange rates. These derivatives are classified within level 2 of the fair value hierarchy.

The fair value adjustments applied by the Bank to its derivative carrying values include credit valuation adjustments (“CVA”), which are applied to OTC derivative instruments, in which the base valuation generally discounts expected cash flows using the Overnight Index Swap (“OIS”) interest rate curves. Because not all counterparties have the same credit risk as that implied by the relevant OIS curve, a CVA is necessary to incorporate the market view of both, counterparty credit risk and the Bank’s own credit risk, in the valuation.

Own-credit and counterparty CVA is determined using a fair value curve consistent with the Bank’s or counterparty credit rating. The CVA is designed to incorporate a market view of the credit risk inherent in the derivative portfolio. However, most of the Bank’s derivative instruments are negotiated bilateral contracts and are not commonly transferred to third parties. Derivative instruments are normally settled contractually, or if terminated early, are terminated at a value negotiated bilaterally between the counterparties. Therefore, the CVA (both counterparty and own-credit) may not be realized upon a settlement or termination in the normal course of business. In addition, all or a portion of the CVA may be reversed or otherwise adjusted in future periods in the event of changes in the credit risk of the Bank or its counterparties or due to the anticipated termination of the transactions.

Financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt (1)	-	6,157	-	6,157
Securities at FVOCI - Sovereign debt (1)	-	15,641	-	15,641
Equity instrument at FVOCI (1)	-	6,273	-	6,273
Debt instrument at fair value through profit or loss	-	-	8,750	8,750
Total securities and other financial assets	-	28,071	8,750	36,821

Derivative financial instruments - assets:
Interest rate swaps	-	621	-	621
Cross-currency swaps	-	1,134	-	1,134
Foreign exchange forwards	-	933	-	933
Total derivative financial instrument assets	-	2,688	-	2,688
Total assets at fair value	-	30,759	8,750	39,509

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	-	9,410	-	9,410
Cross-currency swaps	-	17,378	-	17,378
Foreign exchange forwards	-	7,255	-	7,255
Total derivative financial instruments - liabilities	-	34,043	-	34,043
Total liabilities at fair value	-	34,043	-	34,043

(1)
At December 31, 2018, investment securities and equity instrument at FVOCI for $21.8 million and $6.3 million, respectively; were reclassified from level 1 to level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Sovereign debt (2)	16,733	-	-	16,733
Equity instrument at FVOCI	8,402	-	-	8,402
Total securities and other financial assets	25,135	-	-	25,135

Derivative financial instruments assets:
Interest rate swaps	-	129	-	129
Cross-currency swaps	-	4,550	-	4,550
Foreign exchange forwards	-	8,659	-	8,659
Total derivative financial instruments - assets	-	13,338	-	13,338
Total assets at fair value	25,135	13,338	-	38,473

Liabilities
Derivative financial instruments liabilities:
Interest rate swaps	-	4,789	-	4,789
Cross-currency swaps	-	30,154	-	30,154
Total derivative financial instruments - liabilities	-	34,943	-	34,943
Total liabilities at fair value	-	34,943	-	34,943

(1)
At December 31, 2017, securities at FVOCI with a carrying amount of $3.0 million were reclassified from level 2 to level 1 of the fair value hierarchy, due to an upgrade valuation of Bloomberg “BVAL” from 7 to 10 during 2017.

Fair value calculations are only provided for a limited portion of the Bank’s financial assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparison of fair value information of the Bank and other companies may not be meaningful for comparative analysis.

Non-recurring valuation
:

The following methods and inputs were used by the Bank’s management in estimating the fair values of financial instruments whose fair value is not measured on a recurring basis:

Financial instruments with carrying value that approximates fair value

The carrying value of certain financial assets, including cash and due from banks, interest-bearing deposits in banks, customers’ liabilities under acceptances, interest receivable and certain financial liabilities including customer’s demand and time deposits, securities sold under repurchase agreements, interest payable, and acceptances outstanding, due to their short-term nature, is considered to approximate their fair value. These instruments are classified in Level 2.

Securities at amortized cost

The fair value has been estimated upon current market quotations, where available. If quoted market prices are not available, fair value has been estimated based upon quoted prices of similar instruments, or where these are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security. These securities are classified in Levels 1 and 2.

Loans

The fair value of the loan portfolio, including impaired loans, is estimated by discounting future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings and for the same remaining maturities, considering the contractual terms in effect as of December 31 of the relevant year. These assets are classified in Levels 2 and 3.

Transfer of financial assets

Gains or losses on sale of loans depend in part on the carrying amount of the financial assets involved in the transfer, and their fair value at the date of transfer. The fair value of these instruments is determined based upon quoted market prices when available or is based on the present value of future expected cash flows using information related to credit losses, prepayment speeds, forward yield curves, and discounted rates commensurate with the risk involved.

Short and long-term borrowings and debt

The fair value of short and long-term borrowings and debt is estimated using discounted future cash flows based on the current incremental borrowing rates for similar types of borrowing arrangements, considering the changes in the Bank’s credit margin. These liabilities are classified in Level 2.

Valuation framework

The Bank has an established control framework for the measurement of fair values, which is independent of front office management, verifying the valuation results of the derivative financial instruments, securities and other financial instrument significantly measured. Specific controls include:

-	Verification of observable pricing
-	Verification of re – performance of model valuations
-	A review and approval process for new models and changes to existing models
-	Annual calibration and back testing of models against observed market transactions
-	Analysis and evaluation of the significant valuation movements
-	Review of the significant unobservable inputs, valuation adjustments and changes to the fair value measurement of Level 3 instruments.

The following table provides information on the carrying value and an estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2018
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	1,745,652	1,745,652	-	1,745,652	-
Securities at amortized cost (1) (3)	86,326	85,036	-	73,869	11,167
Loans, net (2)	5,702,258	5,958,540	-	5,884,527	74,013
Customers' liabilities under acceptances	9,696	9,696	-	9,696	-

Liabilities
Deposits	2,970,822	2,970,822	-	2,970,822	-
Securities sold under repurchase agreements	39,767	39,767	-	39,767	-
Borrowings and debt, net	3,518,446	3,558,763	-	3,558,763	-
Customers' liabilities under acceptances	9,696	9,696	-	9,696	-
Allowance for expected credit losses on loan commitments and financial guarantee contracts	3,289	3,289	-	3,289	-

	December 31, 2017
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	672,048	672,048	-	672,048	-
Securities at amortized cost (1)	69,974	69,006	50,581	8,447	9,978
Loans, net (2)	5,448,788	5,550,704	-	5,550,704	-
Customers' liabilities under acceptances	6,369	6,369	-	6,369	-

Liabilities
Deposits	2,928,844	2,928,844	-	2,928,844	-
Borrowings and debt, net	2,211,567	2,231,017	-	2,231,017	-
Customers' liabilities under acceptances	6,369	6,369	-	6,369	-
Allowance for expected credit losses on loan commitments and financial guarantee contracts	6,845	6,845	-	6,845	-

(1)
The carrying value of securities at amortized cost is net of the accrued interest receivable of $1.1 million and the allowance for expected credit losses of $0.1 million as of December 31, 2018, and the accrued interest receivable of $1.0 million and the allowance for expected credit losses $0.2 million as of December 31, 2017.

(2)
The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.

(3)
At December 31, 2018, investment securities at amortized cost were reclassified from level 1 to level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.

Level 3 fair value measurements

Reconciliation

The following table presents the movement of instruments measured at Level 3 fair value :

Carrying amount as of January 1, 2018	-
Origination	8,750
Carrying amount as of December 31, 2018	8,750

Unobservable inputs used in the fair value mesurements

The following tables provides information about the significant inputs used in the measurement of instruments at Level 3 fair value:

Type of financial instruments	Fair value December 31, 2018	Measurement techniques	Significant unobservable inputs

At fair value through profit or loss (debentures)	8,750	Discounted cash flows	Discount rate Premiun or liquidity rate

Range of estimates	Unobservable inputs sensibility

18.28%	Significant increases would lead to a lower fair value
45%	Significant increases would lead to a lower fair value

Significant unobservable inputs were developed as follows:

a). The discount rate was derived from the discount rate of a similar company in the same line of business. For the discount rate, the debt-equity structure for the Issuer of the securities was applied.

b) The premium or liquidity rate was derived from liquidity cost studies carried out by experts and then subsequently from knowledge of management of similar businesses.

Effect of unobservable inputs in fair value measurement

Although management considers that its estimates of fair value are appropriate, the use of different methodologies or assumptions can generate different Level 3 fair values for measurements . Changing one or more assumptions used can generate the following effect:

	Effect on income*
December 31, 2018	Negative effect	Positive effect
Other assets at fair value through profit or loss (debenture)	(659)	714

*	Changes in +100 bps in the unobservable variables.